Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Contractual Obligation Fiscal Year Maturity [Abstract]
2015	$ 153,546
2016	3,834
2017	3,823
2018	786
Total	$ 161,989